Shareholder Report, Holdings (Details)	Jul. 31, 2025
Columbia Government Money Market Fund - Class A | Tri-party TD Securities (USA) LLC 08/01/2025 4.370%
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Columbia Government Money Market Fund - Class A | Federal Home Loan Banks Discount Notes 08/06/2025 3.570%
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Government Money Market Fund - Class A | U.S. Treasury Bills 09/23/2025 4.280%
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Government Money Market Fund - Class A | Federal Home Loan Banks Discount Notes 08/27/2025 4.180%
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Government Money Market Fund - Class A | Federal Home Loan Banks Discount Notes 10/17/2025 4.230%
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Government Money Market Fund - Class A | Federal Agricultural Mortgage Corp. 01/06/2027 4.500%
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Government Money Market Fund - Class A | Tri-party RBC Dominion Securities, Inc. 08/01/2025 4.360%
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Government Money Market Fund - Class A | U.S. Treasury Bills 08/14/2025 4.030%
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Government Money Market Fund - Class A | Federal Home Loan Banks Discount Notes 08/01/2025 4.278%
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Government Money Market Fund - Class A | U.S. Treasury Bills 11/12/2025 4.300%
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Government Money Market Fund - Class A | US Government & Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.40%
Columbia Government Money Market Fund - Class A | Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Columbia Government Money Market Fund - Class A | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Columbia Government Money Market Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Government Money Market Fund - Institutional Class | Tri-party TD Securities (USA) LLC 08/01/2025 4.370%
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Columbia Government Money Market Fund - Institutional Class | Federal Home Loan Banks Discount Notes 08/06/2025 3.570%
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Government Money Market Fund - Institutional Class | U.S. Treasury Bills 09/23/2025 4.280%
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Government Money Market Fund - Institutional Class | Federal Home Loan Banks Discount Notes 08/27/2025 4.180%
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Government Money Market Fund - Institutional Class | Federal Home Loan Banks Discount Notes 10/17/2025 4.230%
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Government Money Market Fund - Institutional Class | Federal Agricultural Mortgage Corp. 01/06/2027 4.500%
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Government Money Market Fund - Institutional Class | Tri-party RBC Dominion Securities, Inc. 08/01/2025 4.360%
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Government Money Market Fund - Institutional Class | U.S. Treasury Bills 08/14/2025 4.030%
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Government Money Market Fund - Institutional Class | Federal Home Loan Banks Discount Notes 08/01/2025 4.278%
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Government Money Market Fund - Institutional Class | U.S. Treasury Bills 11/12/2025 4.300%
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Government Money Market Fund - Institutional Class | US Government & Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.40%
Columbia Government Money Market Fund - Institutional Class | Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Columbia Government Money Market Fund - Institutional Class | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Columbia Government Money Market Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Government Money Market Fund - Institutional 2 Class | Tri-party TD Securities (USA) LLC 08/01/2025 4.370%
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Columbia Government Money Market Fund - Institutional 2 Class | Federal Home Loan Banks Discount Notes 08/06/2025 3.570%
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Government Money Market Fund - Institutional 2 Class | U.S. Treasury Bills 09/23/2025 4.280%
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Government Money Market Fund - Institutional 2 Class | Federal Home Loan Banks Discount Notes 08/27/2025 4.180%
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Government Money Market Fund - Institutional 2 Class | Federal Home Loan Banks Discount Notes 10/17/2025 4.230%
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Government Money Market Fund - Institutional 2 Class | Federal Agricultural Mortgage Corp. 01/06/2027 4.500%
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Government Money Market Fund - Institutional 2 Class | Tri-party RBC Dominion Securities, Inc. 08/01/2025 4.360%
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Government Money Market Fund - Institutional 2 Class | U.S. Treasury Bills 08/14/2025 4.030%
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Government Money Market Fund - Institutional 2 Class | Federal Home Loan Banks Discount Notes 08/01/2025 4.278%
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Government Money Market Fund - Institutional 2 Class | U.S. Treasury Bills 11/12/2025 4.300%
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Government Money Market Fund - Institutional 2 Class | US Government & Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.40%
Columbia Government Money Market Fund - Institutional 2 Class | Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Columbia Government Money Market Fund - Institutional 2 Class | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Columbia Government Money Market Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Government Money Market Fund - Institutional 3 Class | Tri-party TD Securities (USA) LLC 08/01/2025 4.370%
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Columbia Government Money Market Fund - Institutional 3 Class | Federal Home Loan Banks Discount Notes 08/06/2025 3.570%
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Government Money Market Fund - Institutional 3 Class | U.S. Treasury Bills 09/23/2025 4.280%
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Government Money Market Fund - Institutional 3 Class | Federal Home Loan Banks Discount Notes 08/27/2025 4.180%
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Government Money Market Fund - Institutional 3 Class | Federal Home Loan Banks Discount Notes 10/17/2025 4.230%
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Government Money Market Fund - Institutional 3 Class | Federal Agricultural Mortgage Corp. 01/06/2027 4.500%
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Government Money Market Fund - Institutional 3 Class | Tri-party RBC Dominion Securities, Inc. 08/01/2025 4.360%
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Government Money Market Fund - Institutional 3 Class | U.S. Treasury Bills 08/14/2025 4.030%
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Government Money Market Fund - Institutional 3 Class | Federal Home Loan Banks Discount Notes 08/01/2025 4.278%
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Government Money Market Fund - Institutional 3 Class | U.S. Treasury Bills 11/12/2025 4.300%
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Government Money Market Fund - Institutional 3 Class | US Government & Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.40%
Columbia Government Money Market Fund - Institutional 3 Class | Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Columbia Government Money Market Fund - Institutional 3 Class | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Columbia Government Money Market Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%